CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income		$ (34,826,989)	$ (71,198,379)	$ 5,532,581
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Impairment on long-term investments		1,600,000	29,189,836
Share-based compensation		55,468	347,466	6,585,386
Changes in operating assets and liabilities:
Prepayments and other assets		(112,562)	109,106	(351,900)
Interest payments on unsecured senior notes and short-term bank loan		(2,114,388)	(2,413,014)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES		10,058,470	(58,278,734)	(1,731,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		(662)	12,775,363	(68,106,557)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of share options		5	281,617	1,156,623
Proceeds from issuance of unsecured note				20,000,000
Repayment from subsidiaries, VIEs and VIE's subsidiaries		925,837	(6,653,236)	51,419,093
Repurchase of ordinary shares			(2,667,902)	(1,320,468)
Payments for offering cost				(318,000)
Dividend paid				(19,547,532)
Proceeds from related party	¥ 4,880,000	875,098
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES		(9,037,223)	(1,552,185)	(29,377)
NET (DECREASE) INCREASE IN CASH		4,203,511	(46,446,920)	(75,250,339)
CASH-beginning of year		4,257,104	21,714,782
CASH-end of year			4,257,104	21,714,782
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax		9,764	3,209,378	12,248,230
Cash paid for interest		2,114,388	2,413,014
Parent Company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income		(34,826,989)	(71,198,379)	5,532,581
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Equity in loss (earnings) of subsidiaries, VIEs and VIEs' subsidiaries		28,512,556	35,994,910	(14,725,415)
Impairment on long-term investments		1,600,000	29,189,836
Share-based compensation		55,468	347,466	6,585,386
Changes in operating assets and liabilities:
Prepayments and other assets		(154,653)	344,195	(339,995)
Accrued expenses and other current liabilities		(40,618)	184,258	(2,562,074)
Interest payments on unsecured senior notes and short-term bank loan		(2,114,388)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES		(6,968,624)	(5,137,714)	(5,509,517)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE's subsidiaries			(1,000,000)	(15,420,961)
Purchase of long-term investments			(14,594,918)	(1,600,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES			(15,594,918)	(17,020,961)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of share options		3	281,616	1,156,623
Proceeds from issuance of unsecured note				20,000,000
Principal payments on unsecured senior notes		(10,000,000)
Repayment from subsidiaries, VIEs and VIE's subsidiaries		11,738,667
Repurchase of ordinary shares			(2,667,902)	(1,320,468)
Payments for offering cost				(318,000)
Dividend paid				(19,547,532)
Proceeds from related party		5,004,290
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES		6,742,960	(2,386,286)	(29,377)
NET (DECREASE) INCREASE IN CASH		(225,665)	(23,118,918)	(22,559,855)
CASH-beginning of year		1,709,149	24,828,067	47,387,922
CASH-end of year		1,483,484	1,709,149	$ 24,828,067
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for interest		$ 2,114,388	$ 2,413,014